Quantitative Information about Level 3 Fair Value Measurements of Liabilities (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified							12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2012 Level 3 Trading Liabilities Structured Foreign Exchange Swaptions Option Pricing Model		Dec. 31, 2012 Level 3 Trading Liabilities Structured Foreign Exchange Swaptions Option Pricing Model Minimum		Dec. 31, 2012 Level 3 Trading Liabilities Structured Foreign Exchange Swaptions Option Pricing Model Maximum		Dec. 31, 2012 Level 3 Trading Liabilities Equity Options Option Pricing Model		Dec. 31, 2012 Level 3 Trading Liabilities Equity Options Option Pricing Model Minimum		Dec. 31, 2012 Level 3 Trading Liabilities Equity Options Option Pricing Model Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair value of liabilities	$ 19,280	$ 18,864	$ 224	$ 314	$ 168	[1]					$ 56	[1]
Correlation risk							0.00%	[1]	25.00%	[1]
Volatility							11.00%	[1]	17.00%	[1]			23.00%	[1]	32.00%	[1]

[1]	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.